Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries	The break-out of this net balance due as of June 30, 2025 and December 31, 2024 by BIHL condensed consolidated entity is as follows:
	As of June 30,	As of December 31,
Legal entity name	2025	2024
	(due to)/due from	(due to)/due from
FGR-BPL	$(4,386,253)	$(3,887,334)
Future Global Resources Limited (“FGR”)	2,001,471	1,762,907
Blue International Holdings Limited (“BIHL”)	2,475,281	23,314
	$90,499	$(2,101,113)